Equity-accounted Investments - Additional Information (Detail)					1 Months Ended							3 Months Ended	12 Months Ended
	Jan. 08, 2019	Jan. 31, 2018 USD ($)	Nov. 27, 2017 USD ($) $ / shares shares	May 31, 2017 shares	Nov. 30, 2018 USD ($)	Sep. 30, 2018	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2015 ft³	Oct. 31, 2014 shares	Jun. 30, 2014 USD ($) vessel	Jan. 31, 2014 USD ($) shares	Dec. 31, 2018 USD ($) lease	Dec. 31, 2018 USD ($) lease vessel m³ ft³	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 29, 2019 USD ($)	Dec. 11, 2017 USD ($)	Nov. 30, 2017	Sep. 25, 2017	Dec. 02, 2015	Jun. 30, 2015	Nov. 30, 2011 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest												100.00%	100.00%
Proceeds from sale of equity-accounted investment													$ 81,823,000	$ 0	$ 0
Investments in subsidiaries							$ 1,335,123,000					$ 1,288,444,000	1,288,444,000	1,335,123,000
Investment in equity private placement							1,276,618,000					$ 1,193,741,000	1,193,741,000	1,276,618,000
Equity income													$ 61,054,000	(37,344,000)	85,639,000
Maximum
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest												52.00%	52.00%
Minimum
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest												14.00%	14.00%
Teekay Offshore
Schedule of Equity Method Investments [Line Items]
Difference between carrying amount and book value							3,800,000					$ 10,700,000	$ 10,700,000	3,800,000
Investment in equity private placement							143,300,000					134,400,000	134,400,000	143,300,000
Quoted market value of investment of existing contract							$ 133,500,000					68,500,000	$ 68,500,000	$ 133,500,000
Magnora
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest							43.50%							43.50%								40.00%
Investment in equity private placement																						$ 25,000,000
Magnora ASA [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from sale of equity-accounted investment					$ 27,000,000
Gain from sale												$ 15,300,000
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest												50.00%	50.00%				50.00%
Proceeds from equity method investment							$ 52,000,000
Tax indemnification							$ 600,000					$ 600,000	$ 600,000	$ 600,000
Yamal LNG Joint Venture | Newbuildings
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel							6						6
Teekay LNG
Schedule of Equity Method Investments [Line Items]
Proceeds from sale of equity-accounted investment		$ 54,000,000
Gain from sale													$ 5,600,000
Teekay LNG | Excalibur Joint Venture And Excelsior Joint Venture
Schedule of Equity Method Investments [Line Items]
Difference between carrying amount and book value							$ 13,400,000					13,000,000	13,000,000	13,400,000
Tax indemnification							200,000					0	0	200,000
Teekay LNG | Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Difference between carrying amount and book value							25,500,000					24,900,000	24,900,000	25,500,000
Due from joint ventures							52,300,000					52,300,000	52,300,000	52,300,000
Tax indemnification							1,600,000					$ 1,300,000	$ 1,300,000	1,600,000
Guarantee minimum liquidity as percentage												50.00%	50.00%								50.00%
Capital Leased Assets, Number of Units | lease												4	4
Interest receivable							200,000					$ 0	$ 0	200,000
Teekay LNG | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Difference between carrying amount and book value							11,400,000					11,000,000	$ 11,000,000	11,400,000
Teekay LNG | Pan Union Joint Venture | Newbuildings | Shipbuilding supervision and crew training services
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel										4			1
Credit facility, maximum borrowing capacity												24,000,000	$ 24,000,000
In-process revenue contracts							8,200,000			$ 36,900,000		0	0	8,200,000
Long-term receivable							3,500,000			20,300,000		200,000	200,000	3,500,000
Teekay LNG | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Investments in subsidiaries							79,100,000					79,100,000	79,100,000	79,100,000
Investments in and advances to affiliates													$ 0	100,000
Teekay LNG | Bahrain LNG Joint Venture | LNG receiving and regasification terminal
Schedule of Equity Method Investments [Line Items]
Capacity of production facility, per day | ft³								800,000,000
Onshore nitrogen production facility lease period (in years)								20 years					20 years
Credit facility, maximum borrowing capacity												194,800,000	$ 194,800,000
Teekay LNG | Bahrain LNG Joint Venture | LNG receiving and regasification terminal | Maximum
Schedule of Equity Method Investments [Line Items]
Capacity of production facility, per day | ft³													800,000,000
Teekay LNG | Yamal LNG Joint Venture | Newbuildings
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel													4
Credit facility, maximum borrowing capacity												$ 1,098,000,000	$ 1,098,000,000
Volume of vessels (in cubic meters) | m³													172,000
Teekay LNG | Teekay LNG - Marubeni Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest												52.00%	52.00%
Tax indemnification							500,000					$ 400,000	$ 400,000	500,000
Guarantee minimum liquidity as percentage												52.00%	52.00%
Teekay LNG | Angola LNG Carriers | Newbuildings
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest												33.00%	33.00%
Number of vessels | vessel													4
Volume of vessels (in cubic meters) | m³													160,400
Teekay LNG | Angola LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest												33.00%	33.00%
Tax indemnification							700,000					$ 600,000	$ 600,000	700,000
Teekay LNG | RasGas3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest												40.00%	40.00%
Teekay LNG | LIBOR | Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Debt instrument spread on variable rate													0.50%
Teekay LNG | LIBOR | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Debt instrument spread on variable rate													1.25%
Teekay LNG - Marubeni Joint Venture
Schedule of Equity Method Investments [Line Items]
Debt instrument, principal amount												$ 306,500,000	$ 306,500,000
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Proceeds from equity method investment							$ 104,000,000
Yamal LNG Joint Venture | Newbuildings
Schedule of Equity Method Investments [Line Items]
Credit facility, maximum borrowing capacity																	$ 1,600,000,000
Teekay and Teekay Tankers | Tanker Investments Ltd.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest											20.00%
Issuance of equity private placement											$ 250,000,000
Equity method investment											$ 50,000,000
Teekay Offshore
Schedule of Equity Method Investments [Line Items]
Equity income													$ (6,907,000)	$ (2,461,000)
Teekay Tankers
Schedule of Equity Method Investments [Line Items]
Ownership percentage				50.00%
Teekay Tankers | High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest												50.00%	50.00%
Teekay Tankers | Tanker Investments Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership acquired									2.43%
Common Stock | Teekay and Teekay Tankers | Tanker Investments Ltd.
Schedule of Equity Method Investments [Line Items]
Purchase of common stock (in shares) | shares											5,000,000
Common Stock | Teekay Tankers | Tanker Investments Ltd.
Schedule of Equity Method Investments [Line Items]
Purchase of common stock (in shares) | shares									900,000
Fair Value Asset (Liability) | Teekay LNG | Pan Union Joint Venture | Newbuildings | Shipbuilding supervision and crew training services
Schedule of Equity Method Investments [Line Items]
In-process revenue contracts										33,300,000
Long-term receivable										$ 16,500,000
Equity-accounted joint ventures | Teekay LNG | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage																				30.00%
Thirty Percent Ownership | Teekay LNG | Pan Union Joint Venture | Newbuildings | Shipbuilding supervision and crew training services
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest												30.00%	30.00%
Twenty Percent Ownership | Teekay LNG | Pan Union Joint Venture | Newbuildings | Shipbuilding supervision and crew training services
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest												20.00%	20.00%
Number of vessels | vessel													1
Nogaholdings | Teekay LNG | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage																				30.00%
Samsung | Teekay LNG | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage																				16.00%
GIC | Teekay LNG | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage																				24.00%
Teekay Offshore
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest																			50.00%
China LNG | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest												50.00%	50.00%
NYK Energy Transport | Angola LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest												33.00%	33.00%
Exmar NV | Teekay LNG | Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest		50.00%
Mitsui & Co. Ltd | Angola LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest												34.00%	34.00%
Pan Asia | Thirty Percent Ownership | Teekay LNG | Pan Union Joint Venture | Shipbuilding supervision and crew training services
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel													2
Common Stock | Teekay Offshore
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest																			14.00%
Noncontrolling interest							13.80%					13.80%	13.80%	13.80%
Tanker Investments Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership acquired			19.50%
Amount purchased for shares			$ 151,300,000
Acquisition price (in dollars per share) | $ / shares			$ 1.70
Tanker Investments Ltd. | Teekay Tankers
Schedule of Equity Method Investments [Line Items]
Existing time-charter contracts			$ 200,000
Long-term debt assumed			337,100,000
Total vessels and equipment			$ 467,200,000
Ownership percentage																		88.70%
Percentage of ownership acquired			11.30%
Amount purchased for shares			$ 151,300,000
Acquisition price (in dollars per share) | $ / shares			$ 1.7
Transaction costs			$ 6,900,000
Total acquisition cost			177,400,000
Net working capital assumed			$ 47,100,000
Number of shares acquiring (in shares) | shares				27,000,000
Other than temporary impairment														$ 46,200,000
Tanker Investments Ltd. | Class A | Teekay Tankers
Schedule of Equity Method Investments [Line Items]
Number of shares to be issued/exchanged (in shares) | shares			88,977,544
Share exchange (in shares) | shares				3.3
Tanker Investments Ltd. | Class A | Teekay Corporation
Schedule of Equity Method Investments [Line Items]
Number of shares to be issued/exchanged (in shares) | shares			8,250,000
Time charters | Lease Agreements | Teekay LNG | Bahrain LNG Joint Venture | LNG receiving and regasification terminal
Schedule of Equity Method Investments [Line Items]
Onshore nitrogen production facility lease period (in years)						21 years
Subsequent Events | Teekay Offshore
Schedule of Equity Method Investments [Line Items]
Quoted market value of investment of existing contract																$ 67,900,000
Subsequent Events | Twenty Percent Ownership | Teekay LNG | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	20.00%
Subsequent Events | Pan Africa | Teekay LNG | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Charter contract period (in years)	20 years
Subsequent Events | Common Stock | Teekay Offshore
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest																13.80%
Interest Rate Swap Agreements | Unrealized Gain Loss [Member]
Schedule of Equity Method Investments [Line Items]
Equity income													$ 17,600,000	$ 7,700,000	$ 8,700,000